PROPERTY, PLANT AND EQUIPMENT - Change in Components (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 6,982
Balance at the end of period	5,285		$ 6,982
Gains (losses) on revaluation recognised in other comprehensive income, before tax	0		82
Revaluation gain (loss) recognised in profit or loss	0		(26)
Right-of-use assets	134		196
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	7,050	$ 5,434	5,434
Acquisitions through business combinations	0		972
Additions	2,953		768
Disposals	(58)		(162)
Foreign currency translation	(96)	288
Reclassification to assets held for sale and other	(243)		(250)
Balance at the end of period	5,411		7,050
Cost: | Opportunistic Fund Investments
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification of Opportunistic Fund Investments to assets held for sale	(4,195)	0
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	1,397	1,275	1,275
Revaluation gains, net	0		56
Disposals	0		(35)
Foreign currency translation	(27)		95
Reclassification to assets held for sale and other	(43)		6
Balance at the end of period	1,312		1,397
Accumulated fair value changes: | Opportunistic Fund Investments
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification of Opportunistic Fund Investments to assets held for sale	(15)	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(1,465)	(1,225)	(1,225)
Depreciation	(164)		(256)
Disposals	44		34
Foreign currency translation	22		(73)
Reclassification to assets held for sale and other	73		55
Balance at the end of period	(1,438)		$ (1,465)
Accumulated depreciation: | Opportunistic Fund Investments
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification of Opportunistic Fund Investments to assets held for sale	$ 52	$ 0